Segments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥) segments	Dec. 31, 2015 USD ($) segments	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Reporting Information [Line Items]
Number of principal operating segments		2	2
Revenues	[1]	¥ 1,609,196	$ 248,418	¥ 1,637,860	¥ 1,424,475
Cost of revenues	[1]	(829,386)	(128,035)	(781,632)	(696,355)
Gross profit		779,810	120,383	856,228	728,120
Net advertising services [Member]
Segment Reporting Information [Line Items]
Revenues		1,226,516	189,342	1,190,158	863,737
Cost of revenues		(557,421)	(86,051)	(522,553)	(379,868)
Gross profit		669,095	103,291	667,605	483,869
Paid services [Member]
Segment Reporting Information [Line Items]
Revenues		382,680	59,076	447,702	560,738
Cost of revenues		(271,965)	(41,984)	(259,079)	(316,487)
Gross profit		¥ 110,715	$ 17,092	¥ 188,623	¥ 244,251

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows (Note 23): Net advertising revenues 45,127 55,565 71,048 10,969 Paid service revenues 413,407 291,610 276,712 42,717 Cost of revenues (76,491) (45,917) (49,363) (7,620) Sales and marketing expenses (1,040) (1,246) (1,788) (276) General and administrative expenses (404) (354) (1,812) (280)